Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 485,895	$ 541,267
Accumulated Depreciation	(485,706)	(540,504)
Reclassified to Discontinued Operation		(319)
Net Book Value	189	444
Mining Equipment [Member]
Cost		49,432
Accumulated Depreciation		(49,432)
Reclassified to Discontinued Operation		0
Net Book Value		0
Office Equipment [Member]
Cost	45,566	49,600
Accumulated Depreciation	(45,377)	(49,156)
Reclassified to Discontinued Operation		0
Net Book Value	189	444
Furniture and Fixtures [Member]
Cost		1,906
Accumulated Depreciation		(1,587)
Reclassified to Discontinued Operation		(319)
Net Book Value		0
Leasehold improvement [Member]
Cost	440,329	440,329
Accumulated Depreciation	(440,329)	(440,329)
Reclassified to Discontinued Operation		0
Net Book Value	$ 0	$ 0